Nuveen Dividend Value Fund
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.2%
	COMMON STOCKS – 99.2%
	Aerospace & Defense – 2.0%
948,063	Raytheon Technologies Corp	$82,434,078
	Automobiles – 0.5%
610,901	Volkswagen AG, Sponsored ADR	20,275,621
	Banks – 10.0%
3,152,715	Bank of America Corp	120,938,147
1,517,795	Citigroup Inc	102,633,298
609,405	Fifth Third Bancorp	22,115,308
3,787,176	Huntington Bancshares Inc/OH	53,323,438
1,038,753	Truist Financial Corp	56,539,326
1,434,533	Wells Fargo & Co	65,902,446
	Total Banks	421,451,963
	Beverages – 1.0%
1,198,034	Keurig Dr Pepper Inc	42,182,777
	Biotechnology – 3.8%
661,547	AbbVie Inc	76,937,916
1,195,485	Gilead Sciences Inc	81,639,671
	Total Biotechnology	158,577,587
	Building Products – 4.0%
1,162,940	Carrier Global Corp	64,252,435
1,027,947	Johnson Controls International plc	73,415,975
332,576	Owens Corning	31,980,508
	Total Building Products	169,648,918
	Capital Markets – 5.1%
1,095,366	Charles Schwab Corp	74,430,119
1,448,964	Morgan Stanley	139,071,565
	Total Capital Markets	213,501,684
	Chemicals – 4.0%
698,783	CF Industries Holdings Inc	33,017,497
613,099	DuPont de Nemours Inc	46,013,080
365,185	International Flavors & Fragrances Inc	55,011,468
569,188	Nutrien Ltd	33,809,767
	Total Chemicals	167,851,812

Nuveen Dividend Value Fund (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Commercial Services & Supplies – 2.0%
569,122	Waste Management Inc	$84,378,028
	Communications Equipment – 2.8%
2,135,123	Cisco Systems Inc	118,221,760
	Consumer Finance – 2.5%
129,568	American Express Co	22,095,231
334,690	Discover Financial Services	41,608,661
929,394	Synchrony Financial	43,700,106
	Total Consumer Finance	107,403,998
	Diversified Financial Services – 1.2%
769,799	Voya Financial Inc	49,575,056
	Electric Utilities – 4.0%
846,379	Alliant Energy Corp	49,538,563
597,924	American Electric Power Co Inc	52,689,063
517,953	Evergy Inc	33,780,895
418,186	NextEra Energy Inc	32,576,689
	Total Electric Utilities	168,585,210
	Electrical Equipment – 3.0%
434,178	Eaton Corp PLC	68,621,833
290,307	Hubbell Inc	58,194,941
	Total Electrical Equipment	126,816,774
	Entertainment – 0.3%
144,991	Activision Blizzard Inc	12,124,147
	Equity Real Estate Investment Trust – 4.2%
202,981	AvalonBay Communities Inc	46,245,161
290,613	Crown Castle International Corp	56,114,464
604,720	Regency Centers Corp	39,554,735
291,607	Simon Property Group Inc	36,894,118
	Total Equity Real Estate Investment Trust	178,808,478
	Food & Staples Retailing – 1.0%
294,280	Walmart Inc	41,949,614
	Health Care Equipment & Supplies – 3.9%
750,151	Medtronic PLC	98,502,328
392,426	Zimmer Biomet Holdings Inc	64,130,257
	Total Health Care Equipment & Supplies	162,632,585
	Health Care Providers & Services – 7.2%
217,405	Anthem Inc	83,485,694

Shares	Description (1)	Value
	Health Care Providers & Services (continued)
413,134	Cigna Corp	$94,810,122
95,717	Humana Inc	40,762,042
201,256	UnitedHealth Group Inc	82,961,748
	Total Health Care Providers & Services	302,019,606
	Hotels, Restaurants & Leisure – 4.4%
337,648	McDonald's Corp	81,950,546
299,817	Travel + Leisure Co	15,530,521
388,404	Wyndham Hotels & Resorts Inc	27,988,392
443,545	Yum! Brands Inc	58,277,377
	Total Hotels, Restaurants & Leisure	183,746,836
	Household Durables – 1.8%
1,632,352	Newell Brands Inc	40,400,712
168,004	Whirlpool Corp	37,219,606
	Total Household Durables	77,620,318
	Independent Power & Renewable Electricity Producers – 0.5%
525,449	Brookfield Renewable Corp	22,300,056
	Insurance – 2.7%
401,575	Marsh & McLennan Cos Inc	59,119,872
546,090	Prudential Financial Inc	54,761,905
	Total Insurance	113,881,777
	IT Services – 4.7%
734,371	Fidelity National Information Services Inc	109,457,997
360,858	Visa Inc, Class A	88,911,803
	Total IT Services	198,369,800
	Machinery – 3.2%
93,156	Deere & Co	33,684,278
328,346	Stanley Black & Decker Inc	64,700,579
444,710	Westinghouse Air Brake Technologies Corp	37,742,538
	Total Machinery	136,127,395
	Media – 2.7%
1,950,834	Comcast Corp	114,767,564
	Metals & Mining – 2.7%
1,696,633	Freeport-McMoRan Inc	64,641,717
813,350	Newmont Corp	51,094,647
	Total Metals & Mining	115,736,364
	Mortgage Real Estate Investment Trust – 1.8%
2,807,966	AGNC Investment Corp	44,562,420

Nuveen Dividend Value Fund (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Mortgage Real Estate Investment Trust (continued)
3,662,520	Annaly Capital Management Inc	$31,094,795
	Total Mortgage Real Estate Investment Trust	75,657,215
	Oil, Gas & Consumable Fuels – 2.5%
429,795	Pioneer Natural Resources Co	62,479,299
630,934	Valero Energy Corp	42,253,650
	Total Oil, Gas & Consumable Fuels	104,732,949
	Pharmaceuticals – 1.7%
1,240,244	AstraZeneca PLC, Sponsored ADR	70,991,567
	Road & Rail – 1.5%
299,105	Union Pacific Corp	65,432,210
	Semiconductors & Semiconductor Equipment – 3.8%
480,418	Applied Materials Inc	67,224,891
82,435	Broadcom Inc	40,013,949
250,948	NXP Semiconductors NV	51,793,157
	Total Semiconductors & Semiconductor Equipment	159,031,997
	Tobacco – 2.7%
1,158,511	Philip Morris International Inc	115,955,366
	Total Long-Term Investments (cost $3,371,889,534)	4,182,791,110

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.2%
	REPURCHASE AGREEMENTS – 0.2%
$7,505	Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/30/21, repurchase price $7,504,843, collateralized by $8,586,700 U.S. Treasury Bond, 1.125%, due 8/15/40, value $7,654,998	0.000%	8/02/21	$7,504,843
	Total Short-Term Investments (cost $7,504,843)			7,504,843
	Total Investments (cost $3,379,394,377) – 99.4%			4,190,295,953
	Other Assets Less Liabilities – 0.6%			26,110,373
	Net Assets – 100%			$4,216,406,326

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$4,182,791,110	$ —	$ —	$4,182,791,110
Short-Term Investments:
Repurchase Agreements	—	7,504,843	—	7,504,843
Total	$4,182,791,110	$7,504,843	$ —	$4,190,295,953

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
ADR	American Depositary Receipt

Nuveen Mid Cap Value Fund
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.0%
	COMMON STOCKS – 99.0%
	Airlines – 1.5%
99,856	Alaska Air Group Inc, (2)	$5,794,644
	Banks – 5.8%
61,275	East West Bancorp Inc	4,359,716
133,904	Fifth Third Bancorp	4,859,376
19,829	First Republic Bank/CA	3,867,052
24,642	Signature Bank/New York NY	5,592,995
44,249	Western Alliance Bancorp	4,107,192
	Total Banks	22,786,331
	Biotechnology – 2.3%
143,017	Alkermes PLC, (2)	3,699,850
29,128	United Therapeutics Corp, (2)	5,299,257
	Total Biotechnology	8,999,107
	Building Products – 3.5%
121,774	Carrier Global Corp	6,728,014
71,857	Owens Corning	6,909,769
	Total Building Products	13,637,783
	Capital Markets – 3.1%
38,913	Evercore Inc	5,144,299
53,698	Raymond James Financial Inc	6,952,817
	Total Capital Markets	12,097,116
	Chemicals – 4.1%
31,165	Celanese Corp	4,854,572
184,883	Huntsman Corp	4,882,760
39,105	PPG Industries Inc	6,394,450
	Total Chemicals	16,131,782
	Communications Equipment – 1.7%
116,167	Ciena Corp, (2)	6,753,949
	Construction Materials – 1.8%
206,730	Summit Materials Inc, Class A, (2)	6,946,128
	Consumer Finance – 1.8%
117,041	OneMain Holdings Inc	7,139,501

Shares	Description (1)	Value
	Diversified Financial Services – 1.7%
103,522	Voya Financial Inc	$6,666,817
	Electric Utilities – 1.4%
51,764	Entergy Corp	5,327,551
	Electrical Equipment – 1.4%
27,174	Hubbell Inc	5,447,300
	Electronic Equipment, Instruments & Components – 1.6%
151,176	Avnet Inc	6,246,592
	Equity Real Estate Investment Trust – 9.2%
256,528	Apple Hospitality REIT Inc	3,835,093
279,195	Brandywine Realty Trust	3,897,562
74,072	EPR Properties	3,725,821
118,965	First Industrial Realty Trust Inc	6,516,903
88,772	Highwoods Properties Inc	4,233,537
117,103	Invitation Homes Inc	4,763,750
18,797	Mid-America Apartment Communities Inc	3,629,701
80,326	Regency Centers Corp	5,254,124
	Total Equity Real Estate Investment Trust	35,856,491
	Food Products – 0.9%
27,281	J M Smucker Co	3,576,812
	Health Care Equipment & Supplies – 3.2%
92,477	Envista Holdings Corp, (2)	3,983,909
18,707	Hill-Rom Holdings Inc	2,590,171
36,785	Zimmer Biomet Holdings Inc	6,011,405
	Total Health Care Equipment & Supplies	12,585,485
	Health Care Providers & Services – 3.1%
99,020	Centene Corp, (2)	6,793,762
250,023	Option Care Health Inc, (2)	5,180,477
	Total Health Care Providers & Services	11,974,239
	Hotels, Restaurants & Leisure – 4.0%
35,234	Darden Restaurants Inc	5,139,936
124,899	MGM Resorts International	4,687,460
109,388	Travel + Leisure Co	5,666,298
	Total Hotels, Restaurants & Leisure	15,493,694
	Household Durables – 3.0%
71,990	DR Horton Inc	6,870,005
22,372	Whirlpool Corp	4,956,293
	Total Household Durables	11,826,298

Nuveen Mid Cap Value Fund (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Household Products – 2.3%
88,371	Energizer Holdings Inc	$3,786,697
58,628	Spectrum Brands Holdings Inc	5,121,156
	Total Household Products	8,907,853
	Insurance – 2.7%
102,150	Hartford Financial Services Group Inc	6,498,783
37,788	Reinsurance Group of America Inc	4,163,482
	Total Insurance	10,662,265
	IT Services – 1.1%
19,099	VeriSign Inc, (2)	4,132,451
	Leisure Products – 2.1%
77,239	Brunswick Corp/DE	8,063,751
	Machinery – 7.3%
32,548	AGCO Corp	4,299,916
64,766	Crane Co	6,297,198
63,637	PACCAR Inc	5,281,235
19,083	Parker-Hannifin Corp	5,954,468
34,370	Stanley Black & Decker Inc	6,772,609
	Total Machinery	28,605,426
	Media – 1.4%
309,803	TEGNA Inc	5,489,709
	Metals & Mining – 1.6%
100,191	Steel Dynamics Inc	6,457,310
	Mortgage Real Estate Investment Trust – 1.8%
125,061	AGNC Investment Corp	1,984,718
200,562	Starwood Property Trust Inc	5,220,629
	Total Mortgage Real Estate Investment Trust	7,205,347
	Multiline Retail – 0.8%
13,875	Dollar General Corp	3,227,880
	Multi-Utilities – 4.5%
53,225	Ameren Corp	4,466,642
290,369	CenterPoint Energy Inc	7,392,795
93,075	Public Service Enterprise Group Inc	5,792,057
	Total Multi-Utilities	17,651,494
	Oil, Gas & Consumable Fuels – 4.2%
261,656	Devon Energy Corp	6,761,191
44,388	Pioneer Natural Resources Co	6,452,684

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
131,204	Williams Cos Inc	$3,286,660
	Total Oil, Gas & Consumable Fuels	16,500,535
	Pharmaceuticals – 1.0%
23,020	Jazz Pharmaceuticals PLC, (2)	3,902,350
	Road & Rail – 1.8%
64,744	TFI International Inc	7,252,623
	Semiconductors & Semiconductor Equipment – 3.5%
50,808	Cree Inc, (2)	4,712,950
145,564	Marvell Technology Inc	8,808,078
	Total Semiconductors & Semiconductor Equipment	13,521,028
	Software – 2.8%
30,611	Check Point Software Technologies Ltd, (2)	3,890,658
24,229	Synopsys Inc, (2)	6,977,710
	Total Software	10,868,368
	Specialty Retail – 2.7%
49,897	AutoNation Inc, (2)	6,054,003
42,027	Best Buy Co Inc	4,721,733
	Total Specialty Retail	10,775,736
	Thrifts & Mortgage Finance – 1.1%
182,848	Radian Group Inc	4,128,708
	Trading Companies & Distributors – 1.2%
43,319	WESCO International Inc, (2)	4,611,307
	Total Long-Term Investments (cost $269,205,786)	387,251,761

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.1%
	REPURCHASE AGREEMENTS – 0.1%
$437	Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/30/21, repurchase price $437,376, collateralized by $312,600 U.S. Treasury Bond, 4.500%, due 5/15/38, value $446,224	0.000%	8/02/21	$437,376
	Total Short-Term Investments (cost $437,376)			437,376
	Total Investments (cost $269,643,162) – 99.1%			387,689,137
	Other Assets Less Liabilities – 0.9%			3,378,024
	Net Assets – 100%			$391,067,161

Nuveen Mid Cap Value Fund (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$387,251,761	$ —	$ —	$387,251,761
Short-Term Investments:
Repurchase Agreements	—	437,376	—	437,376
Total	$387,251,761	$437,376	$ —	$387,689,137

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT	Real Estate Investment Trust

Nuveen Small Cap Value Fund
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.3%
	COMMON STOCKS – 99.3%
	Aerospace & Defense – 0.6%
115,409	Parsons Corp, (2)	$4,457,096
	Air Freight & Logistics – 1.3%
409,490	Air Transport Services Group Inc, (2)	9,909,658
	Auto Components – 1.6%
487,358	Dana Inc	11,774,569
	Automobiles – 1.4%
87,482	Thor Industries Inc	10,354,370
	Banks – 13.9%
195,046	Ameris Bancorp	9,481,186
242,553	Banner Corp	12,865,011
257,762	Cathay General Bancorp	9,761,447
220,695	ConnectOne Bancorp Inc	5,804,279
248,799	First Interstate BancSystem Inc	10,429,654
212,139	Heartland Financial USA Inc	9,677,781
856,376	Investors Bancorp Inc	11,835,116
156,088	Pinnacle Financial Partners Inc	13,987,046
172,945	Preferred Bank/Los Angeles CA	10,200,296
133,460	Wintrust Financial Corp	9,529,044
	Total Banks	103,570,860
	Biotechnology – 1.6%
43,135	United Therapeutics Corp, (2)	7,847,550
233,654	Vanda Pharmaceuticals Inc, (2)	3,810,897
	Total Biotechnology	11,658,447
	Building Products – 3.5%
90,590	Gibraltar Industries Inc, (2)	6,765,261
262,519	Quanex Building Products Corp	6,520,972
441,562	Resideo Technologies Inc, (2)	13,026,079
	Total Building Products	26,312,312
	Capital Markets – 2.5%
56,330	Evercore Inc	7,446,826
91,536	Piper Sandler Cos	11,230,552
	Total Capital Markets	18,677,378

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Chemicals – 3.4%
68,398	Cabot Corp	$3,765,994
146,552	Minerals Technologies Inc	11,756,402
542,187	Tronox Holdings PLC	9,992,506
	Total Chemicals	25,514,902
	Commercial Services & Supplies – 4.1%
253,119	Deluxe Corp	11,111,924
178,826	Herman Miller Inc	7,716,342
365,728	SP Plus Corp, (2)	11,992,221
	Total Commercial Services & Supplies	30,820,487
	Communications Equipment – 1.2%
63,594	NETGEAR Inc, (2)	2,178,095
213,361	Radware Ltd, (2)	6,876,625
	Total Communications Equipment	9,054,720
	Construction & Engineering – 1.2%
74,222	EMCOR Group Inc	9,040,982
	Construction Materials – 1.5%
334,906	Summit Materials Inc, Class A, (2)	11,252,842
	Consumer Finance – 2.0%
112,022	OneMain Holdings Inc	6,833,342
186,121	PROG Holdings Inc	8,146,516
	Total Consumer Finance	14,979,858
	Electric Utilities – 0.9%
133,242	Otter Tail Corp	6,767,361
	Electrical Equipment – 0.9%
214,837	nVent Electric PLC	6,790,998
	Electronic Equipment, Instruments & Components – 2.4%
258,022	Avnet Inc	10,661,469
503,813	TTM Technologies Inc, (2)	7,048,344
	Total Electronic Equipment, Instruments & Components	17,709,813
	Equity Real Estate Investment Trust – 8.7%
583,095	Brandywine Realty Trust	8,140,006
62,948	Centerspace	5,665,320
609,579	Global Medical REIT Inc	9,485,049
846,298	Lexington Realty Trust	11,128,819
494,913	Retail Opportunity Investments Corp	8,745,113
565,186	RLJ Lodging Trust	8,110,419
210,808	STAG Industrial Inc	8,710,587

Shares	Description (1)	Value
	Equity Real Estate Investment Trust (continued)
518,055	Summit Hotel Properties Inc, (2)	$4,667,675
	Total Equity Real Estate Investment Trust	64,652,988
	Food Products – 1.2%
570,703	Hostess Brands Inc, (2)	9,182,611
	Gas Utilities – 1.9%
80,372	ONE Gas Inc	5,929,846
114,962	Spire Inc	8,156,554
	Total Gas Utilities	14,086,400
	Health Care Equipment & Supplies – 1.8%
364,459	Natus Medical Inc, (2)	9,731,055
57,223	NuVasive Inc, (2)	3,659,411
	Total Health Care Equipment & Supplies	13,390,466
	Health Care Providers & Services – 3.0%
115,949	AMN Healthcare Services Inc, (2)	11,659,831
522,919	Option Care Health Inc, (2)	10,834,882
	Total Health Care Providers & Services	22,494,713
	Hotels, Restaurants & Leisure – 3.6%
107,759	Dine Brands Global Inc, (2)	8,348,090
47,881	Jack in the Box Inc	5,212,326
58,544	Marriott Vacations Worldwide Corp, (2)	8,627,629
108,858	Six Flags Entertainment Corp, (2)	4,523,050
	Total Hotels, Restaurants & Leisure	26,711,095
	Household Durables – 2.6%
247,528	La-Z-Boy Inc	8,311,990
168,733	M/I Homes Inc, (2)	10,918,713
	Total Household Durables	19,230,703
	Household Products – 1.0%
81,232	Spectrum Brands Holdings Inc	7,095,615
	Insurance – 2.8%
186,014	American Equity Investment Life Holding Co	5,969,189
135,835	Argo Group International Holdings Ltd	7,081,079
203,554	James River Group Holdings Ltd	7,405,294
	Total Insurance	20,455,562
	IT Services – 0.5%
23,190	Concentrix Corp, (2)	3,796,899
	Leisure Products – 1.1%
77,616	Brunswick Corp/DE	8,103,110

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Machinery – 1.3%
274,552	Kennametal Inc	$9,952,510
	Media – 0.7%
307,513	TEGNA Inc	5,449,130
	Metals & Mining – 2.4%
174,842	Alcoa Corp, (2)	7,019,906
319,061	Commercial Metals Co	10,465,201
	Total Metals & Mining	17,485,107
	Mortgage Real Estate Investment Trust – 1.1%
705,072	Ladder Capital Corp	8,051,922
	Multi-Utilities – 1.2%
127,410	Black Hills Corp	8,619,287
	Oil, Gas & Consumable Fuels – 5.6%
440,096	Brigham Minerals Inc	8,643,485
604,715	CNX Resources Corp, (2)	7,317,052
917,627	Magnolia Oil & Gas Corp, (2)	12,846,778
408,149	Matador Resources Co	12,611,804
	Total Oil, Gas & Consumable Fuels	41,419,119
	Professional Services – 1.6%
171,510	Korn Ferry	11,789,598
	Road & Rail – 1.2%
77,120	TFI International Inc	8,638,982
	Semiconductors & Semiconductor Equipment – 2.6%
68,579	Diodes Inc, (2)	5,623,478
16,971	Synaptics Inc, (2)	2,578,234
145,432	Ultra Clean Holdings Inc, (2)	7,854,782
137,677	Veeco Instruments Inc, (2)	3,194,107
	Total Semiconductors & Semiconductor Equipment	19,250,601
	Software – 1.9%
52,082	J2 Global Inc, (2)	7,357,624
481,039	Vonage Holdings Corp, (2)	6,859,616
	Total Software	14,217,240
	Specialty Retail – 1.1%
48,114	Group 1 Automotive Inc	8,359,326
	Textiles, Apparel & Luxury Goods – 1.2%
269,156	Wolverine World Wide Inc	9,027,492

Shares	Description (1)	Value
	Thrifts & Mortgage Finance – 3.4%
212,075	Flagstar Bancorp Inc	$9,704,552
486,646	Radian Group Inc	10,988,467
103,125	WSFS Financial Corp	4,514,812
	Total Thrifts & Mortgage Finance	25,207,831
	Trading Companies & Distributors – 1.8%
126,995	WESCO International Inc, (2)	13,518,618
	Total Long-Term Investments (cost $536,588,128)	738,833,578

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.2%
	REPURCHASE AGREEMENTS – 1.2%
$8,690	Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/30/21, repurchase price $8,690,419, collateralized by $6,209,800 U.S. Treasury Bond, 4.500%, due 5/15/38, value $8,864,247	0.000%	8/02/21	$8,690,419
	Total Short-Term Investments (cost $8,690,419)			8,690,419
	Total Investments (cost $545,278,547) – 100.5%			747,523,997
	Other Assets Less Liabilities – (0.5)%			(3,692,883)
	Net Assets – 100%			$743,831,114
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$738,833,578	$ —	$ —	$738,833,578
Short-Term Investments:
Repurchase Agreements	—	8,690,419	—	8,690,419
Total	$738,833,578	$8,690,419	$ —	$747,523,997

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT	Real Estate Investment Trust

Nuveen Mid Cap Growth Opportunities Fund
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.9%
	COMMON STOCKS – 98.9%
	Aerospace & Defense – 2.7%
32,758	Axon Enterprise Inc, (2)	$6,093,643
49,597	HEICO Corp., Class A	6,015,620
	Total Aerospace & Defense	12,109,263
	Auto Components – 1.4%
36,870	Aptiv PLC, (2)	6,151,759
	Banks – 1.1%
22,616	Signature Bank/New York NY	5,133,153
	Beverages – 1.2%
56,017	Monster Beverage Corp, (2)	5,283,523
	Biotechnology – 4.2%
94,241	Horizon Therapeutics Plc, (2)	9,425,985
76,307	Maravai LifeSciences Holdings Inc, (2)	3,355,219
20,747	Seagen Inc, (2)	3,182,382
15,371	United Therapeutics Corp, (2)	2,796,446
	Total Biotechnology	18,760,032
	Building Products – 1.1%
52,196	Trex Co Inc, (2)	5,068,232
	Capital Markets – 2.3%
17,407	MSCI Inc	10,373,876
	Chemicals – 1.5%
94,819	Avient Corp	4,600,618
47,516	CF Industries Holdings Inc	2,245,131
	Total Chemicals	6,845,749
	Commercial Services & Supplies – 1.5%
51,652	Waste Connections Inc	6,543,792
	Communications Equipment – 1.1%
85,305	Ciena Corp, (2)	4,959,633
	Consumer Finance – 0.9%
82,199	Synchrony Financial	3,864,997

Nuveen Mid Cap Growth Opportunities Fund (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Diversified Consumer Services – 1.0%
100,522	2U Inc, (2)	$4,362,655
	Electrical Equipment – 1.9%
19,951	Generac Holdings Inc, (2)	8,366,651
	Electronic Equipment, Instruments & Components – 2.9%
35,502	Advanced Energy Industries Inc	3,683,332
102,112	Cognex Corp	9,231,946
	Total Electronic Equipment, Instruments & Components	12,915,278
	Entertainment – 3.5%
22,253	Roku Inc, (2)	9,531,182
35,050	Take-Two Interactive Software Inc, (2)	6,078,371
	Total Entertainment	15,609,553
	Food Products – 1.1%
32,504	Freshpet Inc, (2)	4,760,211
	Health Care Equipment & Supplies – 6.5%
7,041	Align Technology Inc, (2)	4,899,128
18,256	Dexcom Inc, (2)	9,411,151
26,351	Insulet Corp, (2)	7,370,111
19,500	Nevro Corp, (2)	3,022,500
15,915	Penumbra Inc, (2)	4,237,050
	Total Health Care Equipment & Supplies	28,939,940
	Health Care Providers & Services – 2.1%
16,499	Molina Healthcare Inc, (2)	4,504,392
75,672	Oak Street Health Inc, (2)	4,770,363
	Total Health Care Providers & Services	9,274,755
	Health Care Technology – 2.7%
89,653	Privia Health Group Inc, (2)	3,720,599
25,425	Veeva Systems Inc, (2)	8,459,152
	Total Health Care Technology	12,179,751
	Hotels, Restaurants & Leisure – 6.6%
42,458	Caesars Entertainment Inc, (2)	3,709,131
5,507	Chipotle Mexican Grill Inc, (2)	10,261,964
42,444	Darden Restaurants Inc	6,191,731
36,337	Expedia Group Inc, (2)	5,845,533
20,453	Wingstop Inc	3,503,803
	Total Hotels, Restaurants & Leisure	29,512,162
	Household Durables – 1.1%
214,735	Traeger Inc, (2)	4,769,264

Shares	Description (1)	Value
	Interactive Media & Services – 2.2%
61,302	Match Group Inc, (2)	$9,763,570
	Internet & Direct Marketing Retail – 0.7%
37,511	Chewy Inc, (2)	3,139,671
	IT Services – 4.8%
49,175	BigCommerce Holdings Inc, (2)	3,184,573
22,603	FleetCor Technologies Inc, (2)	5,836,546
35,412	MAXIMUS Inc	3,151,668
45,538	nCino Inc, (2)	2,894,851
29,130	VeriSign Inc, (2)	6,302,858
	Total IT Services	21,370,496
	Leisure Products – 1.7%
62,854	Peloton Interactive Inc, (2)	7,419,915
	Life Sciences Tools & Services – 4.6%
15,092	Charles River Laboratories International Inc, (2)	6,141,237
33,033	IQVIA Holdings Inc, (2)	8,182,274
25,574	Repligen Corp, (2)	6,283,532
	Total Life Sciences Tools & Services	20,607,043
	Machinery – 2.5%
125,753	Colfax Corp, (2)	5,769,548
78,954	Donaldson Co Inc	5,225,965
	Total Machinery	10,995,513
	Oil, Gas & Consumable Fuels – 0.9%
26,834	Pioneer Natural Resources Co	3,900,859
	Road & Rail – 2.9%
43,649	JB Hunt Transport Services Inc	7,352,674
25,074	Saia Inc, (2)	5,666,724
	Total Road & Rail	13,019,398
	Semiconductors & Semiconductor Equipment – 5.1%
57,116	Microchip Technology Inc	8,174,442
41,830	MKS Instruments Inc	6,543,885
17,991	Monolithic Power Systems Inc	8,082,637
	Total Semiconductors & Semiconductor Equipment	22,800,964
	Software – 18.8%
111,028	Anaplan Inc, (2)	6,350,802
32,156	Avalara Inc, (2)	5,375,518
21,995	Crowdstrike Holdings Inc, (2)	5,578,152
29,982	CyberArk Software Ltd, (2)	4,258,343

Nuveen Mid Cap Growth Opportunities Fund (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Software (continued)
38,110	DocuSign Inc, (2)	$11,358,304
29,946	Elastic NV, (2)	4,433,805
13,579	HubSpot Inc, (2)	8,093,356
67,145	LivePerson Inc, (2)	4,276,465
15,223	Paycom Software Inc, (2)	6,089,200
19,491	RingCentral Inc, (2)	5,209,359
25,818	SentinelOne Inc, (2)	1,273,086
48,144	Splunk Inc, (2)	6,835,485
39,383	Sprout Social Inc, (2)	3,498,786
38,408	Synopsys Inc, (2)	11,061,120
	Total Software	83,691,781
	Specialty Retail – 2.1%
28,591	Ulta Beauty Inc, (2)	9,600,858
	Textiles, Apparel & Luxury Goods – 4.2%
140,522	Levi Strauss & Co	3,867,165
27,550	Lululemon Athletica Inc, (2)	11,024,684
230,531	Under Armour Inc, (2)	4,038,903
	Total Textiles, Apparel & Luxury Goods	18,930,752
	Total Long-Term Investments (cost $327,668,276)	441,025,049

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.1%
	REPURCHASE AGREEMENTS – 2.1%
$9,239	Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/30/21, repurchase price $9,239,455, collateralized by $10,571,300, U.S. Treasury Bonds, 1.125%, due 8/15/40, value $9,424,259	0.000%	8/02/21	$9,239,455
	Total Short-Term Investments (cost $9,239,455)			9,239,455
	Total Investments (cost $336,907,731) – 101.0%			450,264,504
	Other Assets Less Liabilities – (1.0)%			(4,345,556)
	Net Assets – 100%			$445,918,948

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$441,025,049	$ —	$ —	$441,025,049
Short-Term Investments:
Repurchase Agreements	—	9,239,455	—	9,239,455
Total	$441,025,049	$9,239,455	$ —	$450,264,504

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen Small Cap Growth Opportunities Fund
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.0%
	COMMON STOCKS – 99.0%
	Aerospace & Defense – 1.1%
144,224	Kratos Defense & Security Solutions Inc, (2)	$3,922,893
	Air Freight & Logistics – 1.1%
61,974	Hub Group Inc, Class A, (2)	4,107,637
	Auto Components – 1.2%
26,327	Fox Factory Holding Corp, (2)	4,252,864
	Banks – 1.9%
76,049	Ameris Bancorp	3,696,742
52,198	Preferred Bank/Los Angeles CA	3,078,638
	Total Banks	6,775,380
	Beverages – 1.0%
60,584	MGP Ingredients Inc	3,613,836
	Biotechnology – 6.6%
189,198	Affimed NV, (2)	1,258,167
30,449	Arena Pharmaceuticals Inc, (2)	1,883,575
24,923	Arrowhead Pharmaceuticals Inc, (2)	1,726,915
26,666	Blueprint Medicines Corp, (2)	2,343,141
45,880	Bridgebio Pharma Inc, (2)	2,452,286
24,819	Fate Therapeutics Inc, (2)	2,055,013
52,832	Halozyme Therapeutics Inc, (2)	2,183,547
18,358	Intellia Therapeutics Inc, (2)	2,604,082
83,217	Iovance Biotherapeutics Inc, (2)	1,853,243
36,335	Natera Inc, (2)	4,161,084
36,757	REVOLUTION Medicines Inc, (2)	1,052,720
	Total Biotechnology	23,573,773
	Building Products – 1.3%
127,854	AZEK Co Inc, (2)	4,650,050
	Capital Markets – 1.0%
25,980	Evercore Inc	3,434,556
	Chemicals – 2.7%
80,555	Avient Corp	3,908,529

Shares	Description (1)	Value
	Chemicals (continued)
69,200	Ingevity Corporation, (2)	$5,877,848
	Total Chemicals	9,786,377
	Commercial Services & Supplies – 1.4%
38,297	Tetra Tech Inc	5,113,415
	Construction Materials – 1.0%
102,481	Summit Materials Inc, Class A, (2)	3,443,362
	Diversified Consumer Services – 1.3%
109,954	2U Inc, (2), (3)	4,772,004
	Diversified Telecommunication Services – 1.1%
30,455	Bandwidth Inc, Class A, (2)	3,948,795
	Electrical Equipment – 1.0%
38,093	EnerSys	3,758,255
	Electronic Equipment, Instruments & Components – 3.0%
46,672	Advanced Energy Industries Inc	4,842,220
82,232	II-VI Inc, (2)	5,740,616
	Total Electronic Equipment, Instruments & Components	10,582,836
	Equity Real Estate Investment Trust – 1.9%
23,439	EastGroup Properties Inc	4,130,420
279,966	Summit Hotel Properties Inc, (2)	2,522,494
	Total Equity Real Estate Investment Trust	6,652,914
	Food Products – 1.1%
26,251	Freshpet Inc, (2)	3,844,459
	Health Care Equipment & Supplies – 10.2%
60,200	AtriCure Inc, (2)	5,084,492
70,736	Axonics Inc, (2)	4,806,511
104,178	BioLife Solutions Inc, (2)	4,885,948
65,075	Establishment Labs Holdings Inc, (2)	5,159,797
34,702	Nevro Corp, (2)	5,378,810
334,876	SmileDirectClub Inc, (2), (3)	2,364,225
80,108	Tactile Systems Technology Inc, (2)	3,923,690
45,257	Tandem Diabetes Care Inc, (2)	4,918,078
	Total Health Care Equipment & Supplies	36,521,551
	Health Care Providers & Services – 6.1%
70,836	Acadia Healthcare Co Inc, (2)	4,371,998
48,616	Addus HomeCare Corp, (2)	4,219,383
36,327	AMN Healthcare Services Inc, (2)	3,653,043

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Health Care Providers & Services (continued)
62,163	Ensign Group Inc	$5,288,206
57,497	HealthEquity Inc, (2)	4,253,628
	Total Health Care Providers & Services	21,786,258
	Health Care Technology – 3.3%
19,892	Inspire Medical Systems Inc, (2)	3,643,419
34,462	Omnicell Inc, (2)	5,048,683
70,887	Privia Health Group Inc, (2)	2,941,810
	Total Health Care Technology	11,633,912
	Hotels, Restaurants & Leisure – 3.5%
178,711	Everi Holdings Inc, (2)	4,054,953
44,017	Papa John's International Inc	5,023,220
20,719	Wingstop Inc	3,549,372
	Total Hotels, Restaurants & Leisure	12,627,545
	Household Durables – 3.2%
48,218	Lovesac Co, (2)	2,926,833
23,458	TopBuild Corp, (2)	4,754,702
171,924	Traeger Inc, (2)	3,818,432
	Total Household Durables	11,499,967
	Insurance – 1.2%
23,073	Kinsale Capital Group Inc	4,121,876
	Interactive Media & Services – 0.9%
181,759	Eventbrite Inc, (2)	3,229,857
	IT Services – 3.7%
52,157	BigCommerce Holdings Inc, (2)	3,377,687
63,810	MAXIMUS Inc	5,679,090
277,799	Verra Mobility Corp, (2)	4,253,103
	Total IT Services	13,309,880
	Life Sciences Tools & Services – 1.0%
78,358	NeoGenomics Inc, (2)	3,612,304
	Machinery – 5.4%
50,358	ESCO Technologies Inc	4,752,285
41,666	John Bean Technologies Corp	6,107,402
107,784	Shyft Group Inc	4,251,001
61,881	SPX Corp, (2)	4,124,987
	Total Machinery	19,235,675
	Media – 0.9%
102,577	Magnite Inc, (2)	3,108,083

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 0.9%
88,137	Bonanza Creek Energy Inc	$3,390,630
	Personal Products – 1.1%
140,007	elf Beauty Inc, (2)	3,865,593
	Pharmaceuticals – 1.4%
84,370	Pacira BioSciences Inc, (2)	4,973,611
	Professional Services – 0.9%
36,016	ICF International Inc	3,297,985
	Road & Rail – 1.5%
23,863	Saia Inc, (2)	5,393,038
	Semiconductors & Semiconductor Equipment – 4.4%
88,270	Lattice Semiconductor Corp, (2)	5,009,323
71,064	MACOM Technology Solutions Holdings Inc, (2)	4,386,070
42,588	Silicon Laboratories Inc, (2)	6,345,186
	Total Semiconductors & Semiconductor Equipment	15,740,579
	Software – 11.9%
47,585	Asana Inc, Class A, (2)	3,381,390
48,145	Blackline Inc, (2)	5,507,307
57,964	CommVault Systems Inc, (2)	4,381,499
54,352	Envestnet Inc, (2)	4,088,901
109,446	Jamf Holding Corp, (2)	3,590,923
68,909	LivePerson Inc, (2)	4,388,814
35,872	Q2 Holdings Inc, (2)	3,705,936
41,573	Rapid7 Inc, (2)	4,728,929
20,564	SentinelOne Inc, (2)	1,014,011
41,430	Sprout Social Inc, (2)	3,680,641
591,081	Videopropulsion Inc, (2), (4)	591
32,776	Workiva Inc, (2)	4,253,342
	Total Software	42,722,284
	Specialty Retail – 2.3%
56,397	Boot Barn Holdings Inc, (2)	4,873,829
91,356	Urban Outfitters Inc, (2)	3,396,616
	Total Specialty Retail	8,270,445
	Textiles, Apparel & Luxury Goods – 4.4%
52,903	Crocs Inc, (2)	7,184,756
71,006	Kontoor Brands Inc	3,932,312
102,440	Steven Madden Ltd	4,489,945
	Total Textiles, Apparel & Luxury Goods	15,607,013

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Trading Companies & Distributors – 1.1%
45,469	Applied Industrial Technologies Inc	$4,078,569
	Total Long-Term Investments (cost $286,056,046)	354,260,061

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.1%
	MONEY MARKET FUNDS – 1.1%
4,180,167	State Street Navigator Securities Lending Government Money Market Portfolio, (5)	0.050% (6)	$4,180,167
	Total Investments Purchased with Collateral from Securities Lending (cost $4,180,167)		4,180,167

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.8%
	REPURCHASE AGREEMENTS – 1.8%
$6,414	Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/30/21, repurchase price $6,413,972, collateralized by $7,338,600, U.S. Treasury Bonds, 1.125%, due 8/15/40, value $6,542,323	0.000%	8/02/21	$6,413,972
	Total Short-Term Investments (cost $6,413,972)			6,413,972
	Total Investments (cost $296,650,185) – 101.9%			364,854,200
	Other Assets Less Liabilities – (1.9)%			(6,910,812)
	Net Assets – 100%			$357,943,388
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$354,259,470	$ —	$591	$354,260,061
Investments Purchased with Collateral from Securities Lending	4,180,167	—	—	4,180,167
Short-Term Investments:
Repurchase Agreements	—	6,413,972	—	6,413,972
Total	$358,439,637	$6,413,972	$591	$364,854,200

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,980,970.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(6)	The rate shown is the one-day yield as of the end of the reporting period.

Nuveen Large Cap Select Fund
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.0%
	COMMON STOCKS – 99.0%
	Aerospace & Defense – 1.9%
8,050	Airbus SE, Unsponsored ADR, (2)	$276,316
8,185	Raytheon Technologies Corp	711,686
	Total Aerospace & Defense	988,002
	Auto Components – 1.2%
3,599	Aptiv PLC, (2)	600,493
	Automobiles – 1.5%
24,698	Ford Motor Co, (2)	344,537
7,310	General Motors Co, (2)	415,501
	Total Automobiles	760,038
	Banks – 4.3%
11,473	Citigroup Inc	775,804
34,106	Huntington Bancshares Inc/OH	480,213
513	SVB Financial Group, (2)	282,129
14,383	Wells Fargo & Co	660,755
	Total Banks	2,198,901
	Beverages – 0.9%
4,656	Monster Beverage Corp, (2)	439,154
	Biotechnology – 4.4%
7,012	AbbVie Inc	815,496
995	Biogen Inc, (2)	325,096
2,406	BioNTech SE, ADR, (2)	790,010
1,636	Vertex Pharmaceuticals Inc, (2)	329,785
	Total Biotechnology	2,260,387
	Building Products – 2.5%
11,871	Carrier Global Corp	655,873
8,510	Johnson Controls International plc	607,784
	Total Building Products	1,263,657
	Capital Markets – 3.7%
11,006	Charles Schwab Corp	747,857
12,311	Morgan Stanley	1,181,610
	Total Capital Markets	1,929,467

Shares	Description (1)	Value
	Chemicals – 3.1%
19,000	Axalta Coating Systems Ltd, (2)	$571,900
3,684	International Flavors & Fragrances Inc	554,958
7,924	Nutrien Ltd	470,685
	Total Chemicals	1,597,543
	Commercial Services & Supplies – 1.2%
4,108	Waste Management Inc	609,052
	Communications Equipment – 1.6%
15,223	Cisco Systems Inc	842,898
	Consumer Finance – 3.1%
1,108	American Express Co	188,947
4,671	Discover Financial Services	580,699
17,361	Synchrony Financial	816,314
	Total Consumer Finance	1,585,960
	Electric Utilities – 1.1%
6,675	American Electric Power Co Inc	588,201
	Electrical Equipment – 2.8%
3,172	Eaton Corp PLC	501,335
2,102	Hubbell Inc	421,367
18,690	Vertiv Holdings Co	524,067
	Total Electrical Equipment	1,446,769
	Entertainment – 2.0%
1,544	Activision Blizzard Inc	129,109
5,235	Walt Disney Co, (2)	921,465
	Total Entertainment	1,050,574
	Equity Real Estate Investment Trust – 0.9%
3,674	Simon Property Group Inc	464,834
	Health Care Equipment & Supplies – 3.6%
14,597	Boston Scientific Corp, (2)	665,623
5,381	Medtronic PLC	706,579
2,937	Zimmer Biomet Holdings Inc	479,965
	Total Health Care Equipment & Supplies	1,852,167
	Health Care Providers & Services – 4.8%
1,549	Anthem Inc	594,831
2,379	Cigna Corp	545,957
1,296	Humana Inc	551,915
1,895	UnitedHealth Group Inc	781,157
	Total Health Care Providers & Services	2,473,860

Nuveen Large Cap Select Fund (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 2.6%
3,151	McDonald's Corp	$764,779
3,790	Travel + Leisure Co	196,322
5,178	Wyndham Hotels & Resorts Inc	373,127
	Total Hotels, Restaurants & Leisure	1,334,228
	Household Durables – 0.9%
2,048	Whirlpool Corp	453,714
	Insurance – 1.2%
6,153	Prudential Financial Inc	617,023
	Interactive Media & Services – 10.3%
1,300	Alphabet Inc, Class C, (2)	3,515,746
4,945	Facebook Inc, Class A, (2)	1,761,904
	Total Interactive Media & Services	5,277,650
	Internet & Direct Marketing Retail – 2.7%
421	Amazon.com Inc, (2)	1,400,915
	IT Services – 8.7%
11,277	Fiserv Inc, (2)	1,298,095
4,253	Mastercard Inc, Class A	1,641,403
6,312	Visa Inc, Class A	1,555,214
	Total IT Services	4,494,712
	Machinery – 2.1%
1,537	Deere & Co	555,764
2,731	Stanley Black & Decker Inc	538,143
	Total Machinery	1,093,907
	Metals & Mining – 2.5%
19,594	Freeport-McMoRan Inc	746,531
8,630	Newmont Corp	542,137
	Total Metals & Mining	1,288,668
	Oil, Gas & Consumable Fuels – 1.6%
3,358	Pioneer Natural Resources Co	488,152
4,914	Valero Energy Corp	329,091
	Total Oil, Gas & Consumable Fuels	817,243
	Pharmaceuticals – 1.7%
15,072	AstraZeneca PLC, Sponsored ADR	862,721
	Road & Rail – 1.3%
3,031	Union Pacific Corp	663,062

Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment – 5.9%
1,547	Broadcom Inc	$750,914
1,564	Lam Research Corp	996,909
8,647	Marvell Technology Inc	523,230
3,809	NXP Semiconductors NV	786,140
	Total Semiconductors & Semiconductor Equipment	3,057,193
	Software – 10.0%
12,221	Microsoft Corp	3,481,885
3,423	salesforce.com Inc, (2)	828,126
1,394	ServiceNow Inc, (2)	819,519
	Total Software	5,129,530
	Textiles, Apparel & Luxury Goods – 0.5%
4,798	Capri Holdings Ltd, (2)	270,175
	Tobacco – 1.7%
8,717	Philip Morris International Inc	872,485
	Trading Companies & Distributors – 0.7%
3,629	WESCO International Inc, (2)	386,307
	Total Long-Term Investments (cost $36,961,260)	50,971,490

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.3%
	REPURCHASE AGREEMENTS – 0.3%
$129	Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/30/21, repurchase price $128,991, collateralized by $92,200 U.S. Treasury Bond, 4.500%, due 5/15/38, value $131,612	0.000%	8/02/21	$128,991
	Total Short-Term Investments (cost $128,991)			128,991
	Total Investments (cost $37,090,251) – 99.3%			51,100,481
	Other Assets Less Liabilities – 0.7%			376,143
	Net Assets – 100%			$51,476,624

Nuveen Large Cap Select Fund (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$50,971,490	$ —	$ —	$50,971,490
Short-Term Investments:
Repurchase Agreements	—	128,991	—	128,991
Total	$50,971,490	$128,991	$ —	$51,100,481

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR	American Depositary Receipt

Nuveen Small Cap Select Fund
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.2%
	COMMON STOCKS – 99.2%
	Aerospace & Defense – 0.9%
46,237	Kratos Defense & Security Solutions Inc, (2)	$1,257,646
	Air Freight & Logistics – 1.1%
23,753	Hub Group Inc, Class A, (2)	1,574,349
	Auto Components – 2.4%
42,749	Adient PLC, (2)	1,801,015
10,129	Fox Factory Holding Corp, (2)	1,636,239
	Total Auto Components	3,437,254
	Banks – 8.5%
26,214	Ameris Bancorp	1,274,263
35,899	Banner Corp	1,904,083
67,797	Home BancShares Inc/AR	1,435,940
38,849	PacWest Bancorp	1,546,967
18,543	Pinnacle Financial Partners Inc	1,661,638
22,045	Preferred Bank/Los Angeles CA	1,300,214
35,483	Veritex Holdings Inc	1,190,455
25,855	Wintrust Financial Corp	1,846,047
	Total Banks	12,159,607
	Beverages – 1.0%
23,769	MGP Ingredients Inc	1,417,821
	Biotechnology – 4.2%
10,721	Arena Pharmaceuticals Inc, (2)	663,201
5,713	Arrowhead Pharmaceuticals Inc, (2)	395,854
6,365	Blueprint Medicines Corp, (2)	559,292
10,618	Bridgebio Pharma Inc, (2)	567,532
8,642	Fate Therapeutics Inc, (2)	715,558
13,417	Halozyme Therapeutics Inc, (2)	554,525
4,347	Intellia Therapeutics Inc, (2)	616,622
25,675	Iovance Biotherapeutics Inc, (2)	571,782
8,269	Natera Inc, (2)	946,966
13,557	REVOLUTION Medicines Inc, (2)	388,272
	Total Biotechnology	5,979,604
	Building Products – 1.3%
51,201	AZEK Co Inc, (2)	1,862,180

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Capital Markets – 2.7%
13,533	Evercore Inc	$1,789,063
16,325	Piper Sandler Cos	2,002,914
	Total Capital Markets	3,791,977
	Chemicals – 2.7%
45,474	Avient Corp	2,206,398
24,258	HB Fuller Co	1,567,552
	Total Chemicals	3,773,950
	Commercial Services & Supplies – 1.2%
40,911	Herman Miller Inc	1,765,310
	Construction Materials – 0.9%
39,685	Summit Materials Inc, Class A, (2)	1,333,416
	Consumer Finance – 1.1%
31,183	Regional Management Corp	1,613,097
	Diversified Consumer Services – 1.3%
41,452	2U Inc, (2), (3)	1,799,017
	Diversified Telecommunication Services – 1.1%
12,285	Bandwidth Inc, Class A, (2)	1,592,873
	Electrical Equipment – 2.7%
18,453	EnerSys	1,820,573
13,269	Regal Beloit Corp	1,953,595
	Total Electrical Equipment	3,774,168
	Electronic Equipment, Instruments & Components – 2.3%
17,386	Advanced Energy Industries Inc	1,803,798
105,385	TTM Technologies Inc, (2)	1,474,336
	Total Electronic Equipment, Instruments & Components	3,278,134
	Equity Real Estate Investment Trust – 4.8%
99,257	Brandywine Realty Trust	1,385,628
7,017	EastGroup Properties Inc	1,236,536
57,162	Industrial Logistics Properties Trust	1,549,090
37,426	STAG Industrial Inc	1,546,442
122,486	Summit Hotel Properties Inc, (2)	1,103,599
	Total Equity Real Estate Investment Trust	6,821,295
	Gas Utilities – 1.3%
26,960	Spire Inc	1,912,812
	Health Care Equipment & Supplies – 7.8%
21,338	AtriCure Inc, (2)	1,802,207

Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
22,745	Axonics Inc, (2)	$1,545,523
43,859	BioLife Solutions Inc, (2)	2,056,987
17,542	Establishment Labs Holdings Inc, (2)	1,390,905
124,830	SmileDirectClub Inc, (2), (3)	881,300
28,557	Tactile Systems Technology Inc, (2)	1,398,722
18,279	Tandem Diabetes Care Inc, (2)	1,986,379
	Total Health Care Equipment & Supplies	11,062,023
	Health Care Providers & Services – 6.6%
26,605	Acadia Healthcare Co Inc, (2)	1,642,061
13,048	AMN Healthcare Services Inc, (2)	1,312,107
21,583	HealthEquity Inc, (2)	1,596,710
74,782	Option Care Health Inc, (2)	1,549,483
39,458	Select Medical Holdings Corp	1,556,618
25,051	Tenet Healthcare Corp, (2)	1,799,664
	Total Health Care Providers & Services	9,456,643
	Health Care Technology – 1.7%
9,740	Omnicell Inc, (2)	1,426,910
25,324	Privia Health Group Inc, (2)	1,050,946
	Total Health Care Technology	2,477,856
	Hotels, Restaurants & Leisure – 3.2%
76,334	Everi Holdings Inc, (2)	1,732,019
90,961	Noodles & Co, (2)	1,086,074
14,720	Papa John's International Inc	1,679,846
	Total Hotels, Restaurants & Leisure	4,497,939
	Household Durables – 2.4%
17,001	Meritage Homes Corp, (2)	1,845,969
68,516	Traeger Inc, (2)	1,521,740
	Total Household Durables	3,367,709
	IT Services – 2.5%
22,345	Maximus Inc	1,988,705
105,919	Verra Mobility Corp, (2)	1,621,620
	Total IT Services	3,610,325
	Machinery – 5.0%
31,655	Altra Industrial Motion Corp	1,984,135
18,760	Astec Industries Inc	1,150,176
50,723	Shyft Group Inc	2,000,515
28,853	SPX Corp, (2)	1,923,341
	Total Machinery	7,058,167

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Media – 0.9%
41,932	Magnite Inc, (2)	$1,270,540
	Metals & Mining – 1.1%
38,719	Alcoa Corp, (2)	1,554,568
	Mortgage Real Estate Investment Trust – 0.8%
99,236	Ladder Capital Corp	1,133,275
	Multi-Utilities – 1.3%
27,291	Black Hills Corp	1,846,236
	Oil, Gas & Consumable Fuels – 3.4%
40,802	Bonanza Creek Energy Inc	1,569,653
73,561	Northern Oil and Gas Inc	1,270,398
49,329	PDC Energy Inc	1,950,962
	Total Oil, Gas & Consumable Fuels	4,791,013
	Personal Products – 1.1%
56,677	elf Beauty Inc, (2)	1,564,852
	Pharmaceuticals – 1.2%
28,269	Pacira BioSciences Inc, (2)	1,666,457
	Professional Services – 0.8%
13,101	ICF International Inc	1,199,659
	Road & Rail – 1.5%
9,509	Saia Inc, (2)	2,149,034
	Semiconductors & Semiconductor Equipment – 3.6%
29,638	Lattice Semiconductor Corp, (2)	1,681,956
25,551	MACOM Technology Solutions Holdings Inc, (2)	1,577,008
12,403	Silicon Laboratories Inc, (2)	1,847,923
	Total Semiconductors & Semiconductor Equipment	5,106,887
	Software – 5.5%
16,620	Asana Inc, Class A, (2)	1,181,017
25,650	CommVault Systems Inc, (2)	1,938,884
12,660	J2 Global Inc, (2)	1,788,478
25,644	LivePerson Inc, (2)	1,633,266
10,520	Workiva Inc, (2)	1,365,181
	Total Software	7,906,826
	Specialty Retail – 2.2%
27,792	Foot Locker Inc	1,585,812

Shares	Description (1)	Value
	Specialty Retail (continued)
43,364	Urban Outfitters Inc, (2)	$1,612,273
	Total Specialty Retail	3,198,085
	Textiles, Apparel & Luxury Goods – 2.3%
26,161	Kontoor Brands Inc	1,448,796
43,134	Steven Madden Ltd	1,890,563
	Total Textiles, Apparel & Luxury Goods	3,339,359
	Trading Companies & Distributors – 2.8%
22,601	Applied Industrial Technologies Inc	2,027,310
36,905	Beacon Roofing Supply Inc, (2)	1,973,679
	Total Trading Companies & Distributors	4,000,989
	Total Long-Term Investments (cost $110,743,655)	141,402,952

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.9%
	MONEY MARKET FUNDS – 1.9%
2,760,079	State Street Navigator Securities Lending Government Money Market Portfolio, (4)	0.050% (5)	$2,760,079
	Total Investments Purchased with Collateral from Securities Lending (cost $2,760,079)		2,760,079

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.9%
	REPURCHASE AGREEMENTS – 1.9%
$2,689	Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/30/21, repurchase price $2,688,761, collateralized by $1,921,300 U.S. Treasury Bond, 4.500%, due 5/15/38, value $2,742,581	0.000%	8/02/21	$2,688,761
	Total Short-Term Investments (cost $2,688,761)			2,688,761
	Total Investments (cost $116,192,495) – 103.0%			146,851,792
	Other Assets Less Liabilities – (3.0)%			(4,300,966)
	Net Assets – 100%			$142,550,826

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$141,402,952	$ —	$ —	$141,402,952
Investments Purchased with Collateral from Securities Lending	2,760,079	—	—	2,760,079
Short-Term Investments:
Repurchase Agreements	—	2,688,761	—	2,688,761
Total	$144,163,031	$2,688,761	$ —	$146,851,792

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,593,370.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the one-day yield as of the end of the reporting period.